Nature of Operations and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Nature of Operations and Summary of Significant Accounting Policies [Abstract]
Warranty Obligations [Table Text Block]

The changes in the carrying amount of warranty obligations are as follows:

	Year Ended
	December 31,	December 31,
(In millions)	2012	2011

Beginning Balance	$42.2	$41.7
Provision charged to income	66.2	54.4
Usage	(59.3)	(55.1)
Acquisitions	—	3.0
Adjustments to previously provided warranties, net	0.1	(1.2)
Other, net	(0.5)	(0.6)

Ending Balance	$48.7	$42.2

Inventories [Table Text Block]	The components of inventories are as follows:
	December 31,	December 31,
(In millions)	2012	2011

Raw Materials	$362.0	$335.2
Work in Process	149.7	129.3
Finished Goods	931.6	865.6

	$1,443.3	$1,330.1

Property, Plant and Equipment [Table Text Block]

Property, plant and equipment consists of the following:

	December 31,	December 31,
(In millions)	2012	2011

Land	$216.6	$179.9
Buildings and Improvements	805.5	747.4
Machinery, Equipment and Leasehold Improvements	1,829.9	1,647.6

	2,852.0	2,574.9
Less: Accumulated Depreciation and Amortization	1,125.6	963.6

	$1,726.4	$1,611.3

Finite-Lived Acquisition-related Intangible Assets [Table Text Block]

Acquisition-related intangible assets are as follows:

	December 31, 2012			December 31, 2011
		Accumulated			Accumulated
(In millions)	Gross	Amortization	Net	Gross	Amortization	Net

Continuing Operations:
Definite Lives:
Customer relationships	$7,047.0	$(2,617.6)	$4,429.4	$6,572.6	$(2,146.5)	$4,426.1
Product technology	2,512.9	(958.6)	1,554.3	2,268.5	(726.7)	1,541.8
Tradenames	807.8	(330.5)	477.3	763.0	(264.9)	498.1
Patents	19.7	(19.2)	0.5	19.5	(18.5)	1.0
Other	15.7	(13.3)	2.4	13.6	(12.7)	0.9

	10,403.1	(3,939.2)	6,463.9	9,637.2	(3,169.3)	6,467.9

Indefinite Lives:
Tradenames	1,326.9	—	1,326.9	1,326.9	—	1,326.9
In-process research and development	13.7	—	13.7	21.1	—	21.1

	1,340.6	—	1,340.6	1,348.0	—	1,348.0

	$11,743.7	$(3,939.2)	$7,804.5	$10,985.2	$(3,169.3)	$7,815.9

Indefinite-lived Acquisition-related Intangible Assets [Table Text Block]

Acquisition-related intangible assets are as follows:

	December 31, 2012			December 31, 2011
		Accumulated			Accumulated
(In millions)	Gross	Amortization	Net	Gross	Amortization	Net

Continuing Operations:
Definite Lives:
Customer relationships	$7,047.0	$(2,617.6)	$4,429.4	$6,572.6	$(2,146.5)	$4,426.1
Product technology	2,512.9	(958.6)	1,554.3	2,268.5	(726.7)	1,541.8
Tradenames	807.8	(330.5)	477.3	763.0	(264.9)	498.1
Patents	19.7	(19.2)	0.5	19.5	(18.5)	1.0
Other	15.7	(13.3)	2.4	13.6	(12.7)	0.9

	10,403.1	(3,939.2)	6,463.9	9,637.2	(3,169.3)	6,467.9

Indefinite Lives:
Tradenames	1,326.9	—	1,326.9	1,326.9	—	1,326.9
In-process research and development	13.7	—	13.7	21.1	—	21.1

	1,340.6	—	1,340.6	1,348.0	—	1,348.0

	$11,743.7	$(3,939.2)	$7,804.5	$10,985.2	$(3,169.3)	$7,815.9

Finite-Lived Acquisition-related Intangible Assets, Future Amortization Expense [Table Text Block]

The estimated future amortization expense of acquisition-related intangible assets with definite lives is as follows:

(In millions)

2013	$765.7
2014	742.2
2015	724.9
2016	687.0
2017	679.0
2018 and thereafter	2,865.1

$6,463.9

Goodwill [Table Text Block]

       The changes in the carrying amount of goodwill by segment are as follows:

(In millions)	Analytical Technologies	Specialty Diagnostics	Laboratory Products and Services	Total

Balance at December 31, 2010	$1,786.4	$2,192.9	$5,001.6	$8,980.9
Acquisitions	1,316.9	1,828.8	18.4	3,164.1
Finalization of purchase price allocations for 2010 acquisitions	(4.4)	—	5.0	0.6
Sale of businesses	(0.1)	—	(9.9)	(10.0)
Currency translation	(7.7)	(150.1)	(1.9)	(159.7)
Other	(0.7)	(1.0)	(0.9)	(2.6)

Balance at December 31, 2011	3,090.4	3,870.6	5,012.3	11,973.3
Acquisitions	15.6	273.5	81.1	370.2
Finalization of purchase price allocations for 2011 acquisitions	(0.9)	(3.4)	—	(4.3)
Revision to goodwill allocable to discontinued operations	—	—	13.1	13.1
Currency translation	10.0	106.7	6.0	122.7
Other	16.7	(18.2)	1.0	(0.5)

Balance at December 31, 2012	$3,131.8	$4,229.2	$5,113.5	$12,474.5